Note 4 - Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year ended
	December 31
	2020	2019
Revenues

FirstService Residential	$1,415,121	$1,411,998
FirstService Brands company-owned operations	1,216,254	836,637
FirstService Brands franchisor	136,746	153,826
FirstService Brands franchise fee	4,294	4,949